Note 3 - Discontinued Operations - Schedule of Inventory (Details) - Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Raw materials	$ 112,857	$ 86,076	$ 91,465
Work in progress	814,166	743,844	1,166,511
Finished goods	601,807	866,195	466,319
Subtotal	1,528,830	1,696,115	1,724,295
Allowance to reduce inventory to net realizable value	(66,821)	(6,811)	(278,456)
Total inventory, net	$ 1,462,009	$ 1,689,304	$ 1,445,839